Securities - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Securities [Abstract]
Held-to-maturity securities transferred to available-for-sale, amortized cost	$ 1,100	$ 1,117	$ 74
Held-to-maturity securities transferred to available-for-sale, fair value		1,070	76
AOCI, transfers from AFS to HTM Securities, gross unrealized losses		$ 87	$ 144	$ 190